UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Franklin Templeton Total Return FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                         Face
                                       Amount  Asset-Backed Securities***                                            Value
-----------------------------------------------------------------------------------------------------------------------------
                            USD       680,000  Citifinancial Mortgage Securities, Inc. Series 2003-4 Class AF6,
                                               4.493% due 10/25/2033                                              $   653,015
                                      500,000  Countrywide Asset-Backed Certificates Series 2005-10 Class AF6,
                                               4.915% due 2/25/2036 (a)                                               481,591
                                      700,000  Countrywide Asset-Backed Certificates Series 2005-11 Class AF4,
                                               5.21% due 9/25/2035 (a)                                                685,869
                                      300,000  Countrywide Asset-Backed Certificates Series 2005-12 Class 2A5,
                                               5.245% due 2/25/2036 (a)                                               292,430
                                      684,767  Residential Asset Securities Corporation Series 2000-KS2 Class
                                               AII, 5.08% due 3/25/2030 (a)                                           684,947
                                    1,246,004  Structured Asset Securities Corporation Series 2005-SC1 Class
                                               1A1, 4.851% due 5/25/2031 (a)(c)                                     1,244,641
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Asset-Backed Securities (Cost - $4,103,524) - 6.2%             4,042,493
-----------------------------------------------------------------------------------------------------------------------------

Industry                                       Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%             50,000  L-3 Communications Corp., 5.875% due 1/15/2015                          48,000
-----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                100,000  The Bear Stearns Cos., Inc. Series B, 4.55% due 6/23/2010               97,445
                                      100,000  Lazard Group, 7.125% due 5/15/2015                                     105,324
                                      300,000  Morgan Stanley, 4.75% due 4/01/2014                                    286,091
                                                                                                                  -----------
                                                                                                                      488,860
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                       25,000  BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                27,969
                                       50,000  Nalco Co., 8.875% due 11/15/2013                                        52,375
                                       50,000  RPM International, Inc., 6.25% due 12/15/2013                           50,477
                                      200,000  RPM United Kingdom G.P., 6.70% due 11/01/2015                          204,972
                                       16,000  Rhodia SA, 10.25% due 6/01/2010                                         18,000
                                      250,000  Yara International ASA, 5.25% due 12/15/2014 (c)                       242,506
                                                                                                                  -----------
                                                                                                                      596,299
-----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                50,000  Bank of America Corp., 5.25% due 12/01/2015                             49,787
-----------------------------------------------------------------------------------------------------------------------------
Commercial Services &                  50,000  Allied Waste North America, Inc. Series B, 5.75% due 2/15/2011          47,875
Supplies - 0.3%                        50,000  Cendant Corp., 7.375% due 1/15/2013                                     55,023
                                       25,000  Johnsondiversey, Inc. Series B, 9.625% due 5/15/2012                    25,625
                                       50,000  Waste Management, Inc., 6.50% due 11/15/2008                            51,575
                                                                                                                  -----------
                                                                                                                      180,098
-----------------------------------------------------------------------------------------------------------------------------
Communications                        250,000  Cisco Systems, Inc., 5.50% due 2/22/2016                               251,711
Equipment - 0.4%
-----------------------------------------------------------------------------------------------------------------------------
Construction                           25,000  Nortek, Inc., 8.50% due 9/01/2014                                       24,937
Materials - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%               400,000  HSBC Finance Corp., 5.50% due 1/19/2016                                399,536
-----------------------------------------------------------------------------------------------------------------------------
Containers &                           25,000  Crown Americas LLC, 7.75% due 11/15/2015 (c)                            26,062
Packaging - 0.2%                       25,000  Graphic Packaging International Corp., 8.50% due 8/15/2011              25,125
                                       50,000  Owens Brockway Glass Container, Inc., 6.75% due 12/01/2014              49,000
                                                                                                                  -----------
                                                                                                                      100,187
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial                 100,000  Ford Motor Credit Co., 5.625% due 10/01/2008                            90,817
Services - 2.0%                        72,000  General Electric Capital Corp., 4.714% due 10/21/2010 (a)               72,001
                                      500,000  General Electric Capital Corp., 5% due 1/08/2016                       489,804
                                      500,000  General Motors Acceptance Corp., 5.243% due 5/18/2006 (a)              497,330
                                      100,000  General Motors Acceptance Corp., 6.875% due 9/15/2011                   89,537
                                       50,000  JPMorgan Chase & Co., 5.75% due 1/02/2013                               51,238
                                                                                                                  -----------
                                                                                                                    1,290,727
-----------------------------------------------------------------------------------------------------------------------------
Diversified                            50,000  Qwest Communications International, Inc., 7.50% due 2/15/2014           51,375
Telecommunication                     300,000  SBC Communications, Inc., 4.542% due 11/14/2008 (a)                    300,549
Services - 1.4%                       100,000  Telecom Italia Capital SA, 4.95% due 9/30/2014                          93,949
                                      350,000  Verizon New York, Inc. Series A, 6.875% due 4/01/2012                  366,343
                                      100,000  Verizon New York, Inc. Series B, 7.375% due 4/01/2032                  105,992
                                                                                                                  -----------
                                                                                                                      918,208
-----------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%              25,000  Allegheny Energy Supply, 8.25% due 4/15/2012 (c)                        27,469

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                         Face
Industry                               Amount  Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------
                            USD        50,000  The Cleveland Electric Illuminating Co., 5.65% due 12/15/2013      $    50,474
                                                                                                                  -----------
                                                                                                                       77,943
-----------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 25,000  Sanmina-SCI Corp., 6.75% due 3/01/2013                                  24,125
Instruments - 0.1%                     25,000  Solectron Global Finance Ltd., 8% due 3/15/2016 (c)                     25,375
                                                                                                                  -----------
                                                                                                                       49,500
-----------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                  200,000  Bunge Ltd. Finance Corp., 5.875% due 5/15/2013                         201,442
                                       25,000  Smithfield Foods, Inc., 7.75% due 5/15/2013                             26,156
                                      300,000  Tyson Foods, Inc., 8.25% due 10/01/2011                                329,345
                                                                                                                  -----------
                                                                                                                      556,943
-----------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                   25,000  El Paso Natural Gas Co. Series A, 7.625% due 8/01/2010                  26,307
-----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                25,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                  26,063
Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                25,000  DaVita, Inc., 7.25% due 3/15/2015                                       25,500
Services - 0.2%                        25,000  Fresenius Medical Care Capital Trust IV, 7.875% due 6/15/2011           26,500
                                       25,000  HCA Inc., 8.75% due 9/01/2010                                           27,497
                                       25,000  Tenet Healthcare Corporation, 6.375% due 12/01/2011                     22,562
                                                                                                                  -----------
                                                                                                                      102,059
-----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  50,000  MGM Mirage, 6.625% due 7/15/2015 (c)                                    50,187
Leisure - 0.2%                         25,000  Pinnacle Entertainment, Inc., 8.75% due 10/01/2013                      26,750
                                       25,000  Royal Caribbean Cruises, 7.25% due 3/15/2018                            26,944
                                       25,000  Station Casinos, Inc., 6.875% due 3/01/2016                             25,438
                                                                                                                  -----------
                                                                                                                      129,319
-----------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%              50,000  DR Horton, Inc, 7.875% due 8/15/2011                                    54,241
-----------------------------------------------------------------------------------------------------------------------------
Household Products - 0.0%              25,000  Spectrum Brands, Inc., 7.375% due 2/01/2015                             21,562
-----------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                     50,000  Sungard Data Systems, Inc., 9.125% due 8/15/2013 (c)                    53,188
-----------------------------------------------------------------------------------------------------------------------------
Independent Power                      25,000  Dynegy Holdings, Inc., 10.125% due 7/15/2013 (c)                        28,125
Producers & Energy                     25,000  NRG Energy, Inc., 7.375% due 2/01/2016                                  25,750
Traders - 0.2%                        100,000  TXU Corp., 5.55% due 11/15/2014                                         95,237
                                                                                                                  -----------
                                                                                                                      149,112
-----------------------------------------------------------------------------------------------------------------------------
Industrial                             50,000  Hutchison Whampoa International (03/33) Ltd., 7.45%
Conglomerates - 0.1%                           due 11/24/2033 (c)                                                      57,872
-----------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                       50,000  Case New Holland, Inc., 9.25% due 8/01/2011                             53,625
                                       25,000  Commercial Vehicle Group, Inc., 8% due 7/01/2013 (c)                    24,875
                                       25,000  Invensys Plc, 9.875% due 3/15/2011 (c)                                  25,875
                                                                                                                  -----------
                                                                                                                      104,375
-----------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                           25,000  AMC Entertainment, Inc., 9.875% due 2/01/2012                           23,781
                                      200,000  BSKYB Finance UK Plc, 6.50% due 10/15/2035 (c)                         200,060
                                       25,000  CSC Holdings Inc., 7.625% due 7/15/2018                                 24,344
                                       25,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                    24,562
                                       25,000  Charter Communications Holdings II LLC, 10.25%
                                               due 9/15/2010                                                           24,938
                                      300,000  Comcast Corp., 6.50% due 11/15/2035                                    304,049
                                       25,000  Dex Media West LLC, 9.875% due 8/15/2013                                27,688
                                       25,000  DirecTV Holdings LLC, 6.375% due 6/15/2015                              24,906
                                       50,000  Echostar DBS Corp., 6.375% due 10/01/2011                               48,875
                                       25,000  Emmis Operating Co., 6.875% due 5/15/2012                               24,500
                                       25,000  Intelsat Bermuda Ltd., 8.25% due 1/15/2013 (c)                          25,562
                                       25,000  LIN Television Corp., 6.50% due 5/15/2013                               23,719
                                       25,000  Lamar Media Corp., 7.25% due 1/01/2013                                  25,781
                                       50,000  Liberty Media Corp., 5.70% due 5/15/2013                                46,831
                                      100,000  News America, Inc., 5.30% due 12/15/2014                                98,398
                                       25,000  Quebecor Media, Inc., 7.75% due 3/15/2016 (c)                           25,625
                                       25,000  Radio One, Inc., 6.375% due 2/15/2013                                   24,000
                                                                                                                  -----------
                                                                                                                      997,619
-----------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                         Face
Industry                               Amount  Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%      USD        25,000  Novelis, Inc., 7.75% due 2/15/2015                                 $    24,250
-----------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%                 25,000  Aquila, Inc., 7.95% due 2/01/2011                                       27,813
                                       75,000  CenterPoint Energy, Inc., 7.25% due 9/01/2010                           79,823
                                      300,000  Dominion Resources, Inc. Series C, 5.15% due 7/15/2015                 288,194
                                      200,000  PSEG Funding Trust, 5.381% due 11/16/2007                              199,556
                                      300,000  Pacific Gas & Electric Co., 6.05% due 3/01/2034                        310,447
                                                                                                                  -----------
                                                                                                                      905,833
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  50,000  Chesapeake Energy Corp., 6.25% due 1/15/2018                            49,938
Fuels - 0.4%                           25,000  Copano Energy LLC, 8.125% due 3/01/2016 (c)                             26,000
                                       50,000  El Paso Corp., 7.875% due 6/15/2012                                     53,000
                                       25,000  Kerr-McGee Corporation, 6.95% due 7/01/2024                             26,588
                                       25,000  MarkWest Energy Partners LP, 6.875% due 11/01/2014 (c)                  23,500
                                       25,000  Massey Energy Co., 6.875% due 12/15/2013 (c)                            24,937
                                       25,000  Plains Exploration & Production Co., 7.125% due 6/15/2014               26,062
                                       25,000  Pogo Producing Co., 6.875% due 10/01/2017                               25,187
                                                                                                                  -----------
                                                                                                                      255,212
-----------------------------------------------------------------------------------------------------------------------------
Paper & Forest                         25,000  Abitibi-Consolidated, Inc., 8.375% due 4/01/2015                        23,625
Products - 0.2%                        25,000  JSG Funding Plc, 7.75% due 4/01/2015                                    22,750
                                      100,000  Weyerhaeuser Co., 7.375% due 3/15/2032                                 112,408
                                                                                                                  -----------
                                                                                                                      158,783
-----------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                     65,000  Colonial Realty LP, 5.50% due 10/01/2015                                63,093
                                       50,000  EOP Operating LP, 4.65% due 10/01/2010                                  48,196
                                       50,000  Host Marriott LP, 7.125% due 11/01/2013                                 51,625
                                       50,000  iStar Financial, Inc., 6% due 12/15/2010                                50,992
                                                                                                                  -----------
                                                                                                                      213,906
-----------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                     25,000  Hertz Corp., 8.875% due 1/01/2014 (c)                                   26,125
-----------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                25,000  GSC Holdings Corp., 8% due 10/01/2012 (c)                               24,937
-----------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                     50,000  Washington Mutual Bank FA, 5.65% due 8/15/2014                          50,368
Finance - 0.1%
-----------------------------------------------------------------------------------------------------------------------------
Wireless                               25,000  Dobson Cellular Systems, 9.875% due 11/01/2012                          27,312
Telecommunication                      25,000  Millicom International Cellular SA, 10% due 12/01/2013                  27,531
Services - 0.1%                        25,000  Rogers Wireless Communications, Inc., 7.25% due 12/15/2012              26,531
                                                                                                                  -----------
                                                                                                                       81,374
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds (Cost - $8,503,240) - 13.0%                    8,495,241
-----------------------------------------------------------------------------------------------------------------------------

                                               Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------
                            CAD        50,000  Canadian Government Bond, 3% due 6/01/2006                              43,857
                            IDR   600,000,000  Indonesia Recapitalization Bond, 14.25% due 6/15/2013                   71,451
                                  300,000,000  Indonesia Recapitalization Bond Series FR02, 14% due 6/15/2009          34,321
                                2,100,000,000  Indonesia Treasury Bond, 11% due 11/15/2020                            200,109
                                  650,000,000  Indonesia Treasury Bond Series FR32, 15% due 7/15/2018                  80,945
                            ISK     4,300,000  Inter-American Development Bank, 9% due 1/04/2007                       66,187
                            THB     1,000,000  Kingdom of Thailand Series 364, 3%** due 5/18/2006                      25,259
                                    1,000,000  Kingdom of Thailand Series 364, 3.20%** due 5/25/2006                   25,235
                                    2,850,000  Kingdom of Thailand Series 364, 3.25%** due 8/24/2006                   71,018
                                    6,400,000  Kingdom of Thailand Series 364, 4.38%** due 12/07/2006                 158,069
                                    5,000,000  Kingdom of Thailand Series 364, 4.505%** due 1/04/2007                 123,017
                            MYR     1,100,000  Malaysia Government Bond Series 2/88, 6.45% due 7/01/2008              315,370
                            NZD       140,000  New Zealand Government Bond, 6% due 4/15/2015                           94,202
                            NOK     1,215,000  Norway Government Bond, 6.75% due 1/15/2007                            186,109
                            USD        96,250  Republic of Argentina, 4.889% due 8/03/2012                             89,956

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                         Face
                                       Amount  Foreign Government Obligations                                        Value
-----------------------------------------------------------------------------------------------------------------------------
                            ISK     1,800,000  Republic of Austria, 9% due 9/15/2006                              $    27,471
                            SGD       170,000  Singapore Government Bond, 4% due 3/01/2007                            106,220
                            SEK     2,575,000  Swedish Government Bond, 8% due 8/15/2007                              350,694
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Foreign Government Obligations
                                               (Cost - $2,020,351) - 3.2%                                           2,069,490
-----------------------------------------------------------------------------------------------------------------------------

                                               Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------
                            USD     1,000,000  Fannie Mae, 5.25% due 4/15/2007                                      1,003,177
                                    1,000,000  Fannie Mae, 5.50% due 3/15/2011                                      1,023,328
                                      200,000  Fannie Mae, 6.25% due 5/15/2029                                        235,747
                                      200,000  Fannie Mae, 6.625% due 11/15/2030                                      247,106
                                    1,000,000  Fannie Mae, 7.25% due 1/15/2010                                      1,079,159
                                      500,000  Federal Home Loan Bank System, 3.875% due 8/22/2008                    487,967
                                    2,500,000  Freddie Mac, 4.125% due 7/12/2010                                    2,421,718
                                      700,000  Freddie Mac, 4.375% due 11/16/2007                                     693,739
                                      500,000  Freddie Mac, 4.375% due 7/17/2015                                      480,013
                                      700,000  Freddie Mac, 4.75% due 11/17/2015                                      690,746
                                      500,000  Freddie Mac, 5.50% due 9/15/2011                                       513,391
                                       30,000  Freddie Mac, 6.25% due 7/15/2032                                        35,707
                                      500,000  U.S. Treasury Bonds, 4.50% due 2/15/2036                               499,727
                                      250,000  U.S. Treasury Bonds, 5.25% due 2/15/2029                               270,420
                                      500,000  U.S. Treasury Bonds, 5.50% due 8/15/2028                               557,461
                                      150,000  U.S. Treasury Bonds, 6.125% due 11/15/2027                             179,332
                                      600,000  U.S. Treasury Bonds, 6.25% due 8/15/2023                               709,453
                                      250,000  U.S. Treasury Bonds, 6.25% due 5/15/2030                               307,959
                                      400,000  U.S. Treasury Bonds, 6.75% due 8/15/2026                               507,516
                                      900,000  U.S. Treasury Bonds, 6.875% due 8/15/2025                            1,148,414
                                    1,000,000  U.S. Treasury Notes, 3.50% due 2/15/2010                               958,789
                                      250,000  U.S. Treasury Notes, 3.75% due 5/15/2008                               245,235
                                      200,000  U.S. Treasury Notes, 3.875% due 7/31/2007                              197,719
                                    2,000,000  U.S. Treasury Notes, 3.875% due 9/15/2010                            1,938,828
                                    1,000,000  U.S. Treasury Notes, 4.125% due 8/15/2008                              988,555
                                      200,000  U.S. Treasury Notes, 4.125% due 8/15/2010                              195,992
                                      400,000  U.S. Treasury Notes, 4.125% due 5/15/2015                              386,141
                                    2,500,000  U.S. Treasury Notes, 4.25% due 10/15/2010                            2,461,230
                                    1,000,000  U.S. Treasury Notes, 4.25% due 8/15/2015                               974,141
                                      500,000  U.S. Treasury Notes, 4.50% due 11/15/2010                              497,383
                                      500,000  U.S. Treasury Notes, 6.50% due 2/15/2010                               533,106
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Government & Agency
                                               Obligations (Cost - $22,632,120) - 34.3%                            22,469,199
-----------------------------------------------------------------------------------------------------------------------------

                                               Government Agency Mortgage-Backed Securities***
-----------------------------------------------------------------------------------------------------------------------------
                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                      283,630   4.026% due 4/01/2035 (a)                                              280,307
                                    1,285,100   4.44% due 9/01/2034 (a)                                             1,289,870
                                       59,883   4.563% due 5/01/2033 (a)                                               59,726
                                    7,467,537   5% due 7/01/2035 - 4/15/2036 (b)                                    7,253,295
                                    9,709,460   5.50% due 11/01/2034 - 2/15/2036 (b)                                9,623,584
                                      665,361   5.659% due 10/01/2032 (a)                                             677,970
                                    4,219,953   6% due 4/01/2035 - 2/15/2036                                        4,260,487
                                               Freddie Mac Mortgage Participation Certificates:
                                      386,691   4.50% due 9/01/2020                                                   374,499
                                      755,396   4.546% due 11/01/2027 (a)                                             762,397
-----------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                         Face
                                       Amount  Government Agency Mortgage-Backed Securities***                       Value
-----------------------------------------------------------------------------------------------------------------------------
                                               Freddie Mac Mortgage Participation Certificates:
                            USD       422,210   4.706% due 9/01/2032 (a)                                          $   422,563
                                      497,955   5% due 11/01/2035                                                     482,649
                                      682,021   5.406% due 4/01/2032 (a)                                              701,708
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Government Agency Mortgage-Backed
                                               Securities (Cost - $26,182,596) - 40.0%                             26,189,055
-----------------------------------------------------------------------------------------------------------------------------

                                               Non-Government Agency Mortgage-Backed Securities***
-----------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage             1,000,000  Freddie Mac Multiclass Certificates Series 2643 Class OG, 5%
Obligations - 1.5%                             due 7/15/2032                                                          948,401
-----------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage -               1,000,000  Bear Stearns Commercial Mortgage Securities Series 2005-PW10
Backed Securities - 4.4%                       Class A4, 5.405% due 12/11/2040 (a)                                  1,008,017
                                    1,000,000  Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-C1
                                               Class A4, 5.225% due 9/15/2020 (a)                                   1,000,760
                                      900,000  Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class
                                               A7, 5.317% due 6/10/2036 (a)                                           898,944
                                                                                                                  -----------
                                                                                                                    2,907,721
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Non-Government Agency Mortgage-Backed Securities
                                               (Cost - $3,880,595) - 5.9%                                           3,856,122
-----------------------------------------------------------------------------------------------------------------------------

                                               Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%               250,000  Wachovia Capital Trust III, 5.80% due 8/29/2049 (a)                    248,586
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Capital Trusts (Cost - $250,000) - 0.4%                          248,586
-----------------------------------------------------------------------------------------------------------------------------

                                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------
Foreign Commercial                  1,200,000  Egypt Treasury Bill, 0% due 2/20/2007                                  194,156
Paper - 0.3%
-----------------------------------------------------------------------------------------------------------------------------
Time Deposits - 8.3%                5,433,039  Brown Brothers Harriman & Co., 3.88% due 3/01/2006                   5,433,039
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities (Cost - $5,627,204) - 8.6%               5,627,195
-----------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $73,199,630*) - 111.6%                    72,997,381

                                               Liabilities in Excess of Other Assets - (11.6%)                     (7,596,634)
                                                                                                                  -----------
                                               Net Assets - 100.0%                                                $65,400,747
                                                                                                                  ===========

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 73,199,630
                                                                   ============
      Gross unrealized appreciation                                $    235,990
      Gross unrealized depreciation                                    (438,239)
                                                                   ------------
      Net unrealized depreciation                                  $   (202,249
                                                                   ============

** Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase.
*** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(a)   Floating rate note.
(b) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of February 28, 2006 were as follows:

      ------------------------------------------------------------------------------------------------
                                                                                           Unrealized
                                                                     Notional             Appreciation
                                                                      Amount             (Depreciation)
      ------------------------------------------------------------------------------------------------
      Sold credit default protection on Dow Jones
      CDX North America Investment Grade Index
      Series 4 and receive 0.40%
      Broker, JPMorgan Chase Bank
      Expires June 2010                                           $    1,000,000          $      2,348

      Bought credit default protection on
      Verizon Global Funding Corp. and pay 0.44%
      Broker, JPMorgan Chase Bank
      Expires December 2010                                       $      300,000                (1,934)

      Bought credit default protection on Dow Jones
      North America High Yield Index Series and
      receive 2%
      Broker, JPMorgan Chase Bank
      Expires December 2010                                       $    1,000,000                (1,208)

      Sold credit default protection on Dow Jones
      North America High Yield Index Series and
      receive 2%
      Broker, JPMorgan Chase Bank
      Expires December 2010                                       $    1,000,000                 2,600

      Bought credit default protection on FirstEnergy
      corp. and pay 0.46%
      Broker, Citigroup Global Market Inc.
      Expires March 2011                                          $      500,000                  (898)
      ------------------------------------------------------------------------------------------------
      Total                                                                               $        908
                                                                                          ============

o Forward foreign exchange contracts as of February 28, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                       Settlement            Appreciation
      Purchased                                 Date              (Depreciation)
      -------------------------------------------------------------------------
      KRW 660,500,000                         May 2006             $     45,365
      PLN 1,150,000                           May 2006                   24,859
      INR 2,000,000                          June 2006                     (179)
      KRW 242,000,000                        June 2006                   14,514
      SEK 725,000                            June 2006                   (4,178)
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net
      (USD Commitment - $1,351,188)                                $     80,381
                                                                   ============

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

o Forward foreign exchange contracts as of February 28, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                       Settlement             Unrealized
      Sold                                      Date               Appreciation
      -------------------------------------------------------------------------
      NZD 64,922                             June 2006             $      2,221
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net
      (USD Commitment - $44,855)                                   $      2,221
                                                                   ============

o     Currency Abbreviations:

      CAD    Canadian Dollar
      IDR    Indonesian Rupiah
      INR    Indian Rupee
      ISK    Icelandic Crona
      KRW    Korean Won
      MYR    Malaysian Ringgit
      NOK    Norwegian Krone
      NZD    New Zealand Dollar
      PLN    Polish Zloty
      SEK    Swedish Krona
      SGD    Singapore Dollar
      THB    Thailand Baht
      USD    U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: April 20, 2006